Contingencies	12 Months Ended
Sep. 30, 2011
Contingencies [Abstract]
Contingencies

Note 17 —	Contingencies

Commitments

The Company leases office space and vehicles under non-cancelable operating leases in various countries in which it does business. Future minimum non-cancelable lease payments based on the Company’s contractual obligations as of September 30, 2011 are as follows:

For the years ended September 30,

2012	$60,391
2013	47,125
2014	36,153
2015	28,663
Thereafter	77,354

$249,686

Future minimum non-cancelable lease payments, as stated above, do not reflect committed future sublease income of $4,292, $2,791, $603 and $83 for the years ended September 30, 2012, 2013, 2014 and 2015, respectively.

Rent expense net of sublease income, including accruals for future lease losses, was approximately $40,104, $40,560 and $43,726 for fiscal 2011, 2010 and 2009, respectively.

Legal Proceedings

The Company is involved in various legal proceedings arising in the normal course of its business. Based upon the advice of counsel, the Company does not believe that the ultimate resolution of these matters will have a material adverse effect on the Company’s consolidated financial position, results of operations or cash flows.

Guarantor’s Accounting and Disclosure Requirements for Guarantees

The Company generally offers its products with a limited warranty for a period of 90 days. The Company’s policy is to accrue for warranty costs, if needed, based on historical trends in product failure. Based on the Company’s experience, only minimal warranty charges have been required after revenue was fully recognized and, as a result, the Company did not accrue any amounts for product warranty liability during fiscal years 2011, 2010 and 2009.

The Company generally indemnifies its customers against claims of intellectual property infringement made by third parties arising from the use of the Company’s software. To date, the Company has incurred and recorded only minimal costs as a result of such obligations in its consolidated financial statements.